Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	117,502.38
Total Transaction Valuation	850,850,000.00
Total Offset Amount	0.00
Net Fee	$ 117,502.38
Offering Table N/A
Offset Table N/A	N/A